Financial Risk Management and Fair Values of Financial Instruments - Schedule of Sensitivity Analysis of Changes in Significant Unobservable Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-derivative equity instrument:
Fair value	$ 13,187
Valuation technique	Market method, Income method
Significant unobservable input	Volatility
Relationship of inputs to fair value	The higher the volatility, the lower the fair value
Range	35.00%
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member]
Non-derivative equity instrument:
Fair value	$ 61,742	$ 108,774
Valuation technique	Market method	Market method
Significant unobservable input	Volatility	Volatility
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Range	39.00%	39.00%
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member]
Non-derivative equity instrument:
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount rate for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member] | Bottom of Range [Member]
Non-derivative equity instrument:
Range	32.00%	32.00%
Non-Derivative Equity Instrument [Member] | Unlisted common stocks [Member] | Top of Range [Member]
Non-derivative equity instrument:
Range	39.00%	39.00%
Non-Derivative Equity Instrument [Member] | Unlisted preferred stocks [Member]
Non-derivative equity instrument:
Fair value	$ 328	$ 3,845
Valuation technique	Cost method, Income method	Cost method, Income method
Significant unobservable input	Volatility	Volatility
Relationship of inputs to fair value	The higher the volatility, the lower the fair value	The higher the volatility, the lower the fair value
Range	35.00%	35.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Non-derivative equity instrument:
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount rate for lack of marketability, the lower the fair value
Range	26.00%	26.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Non-derivative equity instrument:
Fair value		$ 29,905
Valuation technique		Market method, Income method
Significant unobservable input		Volatility
Relationship of inputs to fair value		The higher the volatility, the lower the fair value
Range		35.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member]
Non-derivative equity instrument:
Significant unobservable input	Discount for lack of marketability	Discount for lack of marketability
Relationship of inputs to fair value	The higher the discount rate for lack of marketability, the lower the fair value	The higher the discount rate for lack of marketability, the lower the fair value
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Bottom of Range [Member]
Non-derivative equity instrument:
Range	12.00%	12.00%
Non-Derivative Equity Instrument [Member] | Unlisted Preferred stocks [Member] | Top of Range [Member]
Non-derivative equity instrument:
Range	24.00%	24.00%
Hybrid instruments [Member] | Senior Secured Convertible Note [Member]
Non-derivative equity instrument:
Fair value	$ 1,658,000	$ 4,271,000
Valuation technique	Convertible bond evaluation model	Convertible bond evaluation model
Significant unobservable input	Discount rate	Discount rate
Range	Conversion and redemption rights: 1.5%~5.5% Ordinary bonds: 15.4%~19.5%	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%
Relationship of inputs to fair value	The higher the discount rate, the lower the fair value	The higher the discount rate, the lower the fair value
Hybrid instruments [Member] | Senior Secured Convertible Note [Member] | Bottom of Range [Member]
Non-derivative equity instrument:
Range
Hybrid instruments [Member] | Senior Secured Convertible Note [Member] | Top of Range [Member]
Non-derivative equity instrument:
Range
Hybrid instruments [Member] | Promissory Note [Member]
Non-derivative equity instrument:
Fair value	$ 475,000	$ 2,830,000
Valuation technique	Convertible bond evaluation model	Non-tradable shares valuation model
Significant unobservable input	Discount rate	Volatility
Relationship of inputs to fair value	The higher the discount rate, the lower the fair value	The higher the volatility, the lower the fair value
Range		60.00%
Hybrid instruments [Member] | Promissory Note [Member] | Bottom of Range [Member]
Non-derivative equity instrument:
Range	1.56%
Hybrid instruments [Member] | Promissory Note [Member] | Top of Range [Member]
Non-derivative equity instrument:
Range	6.23%
Hybrid instruments [Member] | Promissory Note [Member]
Non-derivative equity instrument:
Fair value	$ 3,000,000
Valuation technique	Non-tradable shares valuation model
Significant unobservable input	Volatility
Relationship of inputs to fair value	The higher the volatility, the lower the fair value
Hybrid instruments [Member] | Promissory Note [Member] | Bottom of Range [Member]
Non-derivative equity instrument:
Range	35.70%
Hybrid instruments [Member] | Promissory Note [Member] | Top of Range [Member]
Non-derivative equity instrument:
Range	43.30%
Hybrid instruments [Member] | Warrants [member]
Non-derivative equity instrument:
Fair value	$ 150,000
Valuation technique	Black-Scholes & Binomial model
Significant unobservable input	Discount rate
Relationship of inputs to fair value	The higher the discount rate, the lower the fair value
Hybrid instruments [Member] | Warrants [member] | Bottom of Range [Member]
Non-derivative equity instrument:
Range	1.70%
Hybrid instruments [Member] | Warrants [member] | Top of Range [Member]
Non-derivative equity instrument:
Range	5.70%